Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disaggregation of Revenue from Contracts with Customers
(ii) Disaggregation of revenue from contracts with customers
In the following tables, revenue from contracts with customers are disaggregated by types of goods, primary geographical markets, geographical location of customers, distribution channels, brands and timing of revenue recognition.

Types of goods	2019	2018	2017
Sale of upholstery furniture	329,162	365,346	389,528
Sale of home furnishing accessories	39,623	41,733	33,560
Sale of polyurethane foam	9,665	14,958	15,501
Sale of other goods	8,512	6,502	10,291

Total	386,962	428,539	448,880

The sale of upholstery furniture includes the following categories: stationary furniture (sofas, loveseats and armchairs), sectional furniture, motion furniture, sofa beds and occasional chairs, including recliners and massage chairs.

Geographical markets	2019	2018	2017
Europe, Middle East and Africa	183,794	212,481	218,896
Americas	137,665	137,452	153,647
Asia-Pacific	65,503	78,606	76,337

Total	386,962	428,539	448,880

Geographical location of customers	2019	2018	2017
United States of America	97,723	94,393	107,262
Italy	48,557	53,261	55,379
United Kingdom	39,416	43,501	48,266
China	39,258	47,099	41,369
Canada	18,355	17,371	20,030
Spain	14,846	17,334	17,077
Brazil	12,120	16,332	16,182
Australia	8,668	9,903	9,738
France	8,493	11,179	9,999
Belgium	7,809	8,682	8,214
Germany	7,234	11,455	12,462
Korea	5,626	8,232	9,847
Other countries (none greater than 5%)	78,857	89,797	93,055

Total	386,962	428,539	448,880

Distribution channels	2019	2018	2017
Wholesale (distributors and retailers)	320,263	365,499	392,332
Directly operated stores (end c onsu mers)	66,699	63,040	56,548

Total	386,962	428,539	448,880

Brands	2019	2018	2017
Natuzzi Editions	160,136	167,925	183,838
Natuzzi Italia	135,500	144,953	134,740
Private label	73,149	94,201	104,509
Other	18,177	21,460	25,793

Total	386,962	428,539	448,880

Timing of revenue recognition	2019	2018	2017
Goods transferred at a point in time	385,510	427,493	448,206
Goods and services transferred over time	1,452	1,046	674

Subtotal	386,962	428,539	448,880

Summary of Information about Receivables and Contract Liabilities from Contracts with Customers
The following table provides information about receivables and contract liabilities from contracts with customers.

	31/12/19	31/12/18	31/12/17
Trade receivables	29,187	40,967	37,549
Contract liabilities	23,103	22,099	15,533

Summary of Transaction Price Allocated to Remaining Performance Obligations
The transaction price allocated to the remaining performance obligations (partially unsatisfied) as at December 31, 2019, 2018 and 2017 is as follows:

	31/12/19	31/12/18	31/12/17
Sale of Natuzzi Display System
Within a year	1,416	1,138	758
More than a year	1,953	2,261	1,878

Total	3,369	3,399	2,636

Sale of Service-Type Warranties
Within a year	394	332	278
More than a year	411	565	682

Total	805	897	960

Sale of the licence-for Natuzzi trademarks
Within a year	383	383	—
More than a year	6,725	7,108	—

Total	7,108	7,491	—